Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,676,125,005.00
Previously Paid Amount	167,173.68
Total Fee Amount	231,472.86
Total Offset Amount	0.00
Net Fee	$ 64,299.18
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A